5. Time Deposits (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Time Deposits Details Abstract
2019	$ 61,723
2020	21,566
2021	14,121
2022	2,618
2023 and thereafter	3,145
Total	$ 103,173